CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income (expense):
Income tax provision	$ (944,494)
Draft Kings Inc
Revenue	323,410,000	$ 226,277,000	$ 191,844,000
Cost of revenue	103,889,000	48,689,000	31,750,000
Sales and marketing	185,269,000	145,580,000	156,632,000
Product and technology	55,929,000	32,885,000	20,212,000
General and administrative	124,868,000	75,904,000	56,448,000
Loss from operations	(146,545,000)	(76,781,000)	(73,198,000)
Other income (expense):
Interest income (expense), net	1,348,000	666,000	(1,541,000)
Gain on initial equity method investment	3,000,000
Other expense, net			(607,000)
Income before provision for income tax	(142,197,000)	(76,115,000)	(75,346,000)
Income tax provision	(58,000)	(105,000)	(210,000)
Loss from equity method investment	479,000
Net income	$ (142,734,000)	$ (76,220,000)	$ (75,556,000)
Loss per share attributable to common stockholders:
Basic and diluted (in dollars per share)	$ (0.37)	$ (0.20)	$ (0.54)